Land use rights (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Expected Net Proceeds From Auction	¥ 1,617,100	$ 249,600
Gain Loss On Disposition Of Assets Related To Subsidiary	1,167,317	180,203	¥ 0	¥ 0
Property, Plant and Equipment, Net, Total	6,846,482		¥ 12,110,794		$ 1,056,915
Equity Method Investment, Realized Gain (Loss) on Disposal	7,000	1,081
Equity Method Investment, Amount Sold	735,000	113,500
Equity Method Investment, Net Sales Proceeds	265,000	40,900
Equity Method Investment Sold, Amount Receivable	470,000				72,600
Land [Member]
Property, Plant and Equipment, Net, Total	186,111				28,731
Building [Member]
Property, Plant and Equipment, Net, Total	263,624				40,697
Fine Silicon [Member]
Land Reacquisition and Compensation Agreement, Aggregate Proceeds from Auction	1,875,600	289,500
Required Contribution To Be Made By Government	258,500	39,900
Expected Net Proceeds From Auction	1,617,100	249,600
Proceeds from Sale of Land Held-for-use	1,370,800	$ 211,600
Government Contract Receivable	¥ 246,300				$ 38,000